Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000248247 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	6.13%
C000248247 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	5.90%
C000248247 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	5.72%
C000248247 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	5.03%
C000248247 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	3.06%
C000248247 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.74%
C000248247 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	1.58%
C000248247 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.50%
C000248247 | BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Total Investments	1.34%
C000248247 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.33%
C000248247 | AAA
Holdings [Line Items]
Percent of Total Investments	29.39%
C000248247 | AA
Holdings [Line Items]
Percent of Total Investments	8.48%
C000248247 | A
Holdings [Line Items]
Percent of Total Investments	12.58%
C000248247 | BBB
Holdings [Line Items]
Percent of Total Investments	18.86%
C000248247 | BB
Holdings [Line Items]
Percent of Total Investments	18.17%
C000248247 | B
Holdings [Line Items]
Percent of Total Investments	6.22%
C000248247 | Below B
Holdings [Line Items]
Percent of Total Investments	0.91%
C000248247 | Unrated
Holdings [Line Items]
Percent of Total Investments	5.33%
C000248247 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	38.00%
C000248247 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	20.00%
C000248247 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	18.00%
C000248247 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	13.00%
C000248247 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000248247 | Other
Holdings [Line Items]
Percent of Total Investments	5.00%
C000146994 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	6.13%
C000146994 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	5.90%
C000146994 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	5.72%
C000146994 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	5.03%
C000146994 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	3.06%
C000146994 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.74%
C000146994 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	1.58%
C000146994 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.50%
C000146994 | BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Total Investments	1.34%
C000146994 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.33%
C000146994 | AAA
Holdings [Line Items]
Percent of Total Investments	29.39%
C000146994 | AA
Holdings [Line Items]
Percent of Total Investments	8.48%
C000146994 | A
Holdings [Line Items]
Percent of Total Investments	12.58%
C000146994 | BBB
Holdings [Line Items]
Percent of Total Investments	18.86%
C000146994 | BB
Holdings [Line Items]
Percent of Total Investments	18.17%
C000146994 | B
Holdings [Line Items]
Percent of Total Investments	6.22%
C000146994 | Below B
Holdings [Line Items]
Percent of Total Investments	0.91%
C000146994 | Unrated
Holdings [Line Items]
Percent of Total Investments	5.33%
C000146994 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	38.00%
C000146994 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	20.00%
C000146994 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	18.00%
C000146994 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	13.00%
C000146994 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000146994 | Other
Holdings [Line Items]
Percent of Total Investments	5.00%
C000146996 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	6.13%
C000146996 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	5.90%
C000146996 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	5.72%
C000146996 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	5.03%
C000146996 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	3.06%
C000146996 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.74%
C000146996 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	1.58%
C000146996 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.50%
C000146996 | BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Total Investments	1.34%
C000146996 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.33%
C000146996 | AAA
Holdings [Line Items]
Percent of Total Investments	29.39%
C000146996 | AA
Holdings [Line Items]
Percent of Total Investments	8.48%
C000146996 | A
Holdings [Line Items]
Percent of Total Investments	12.58%
C000146996 | BBB
Holdings [Line Items]
Percent of Total Investments	18.86%
C000146996 | BB
Holdings [Line Items]
Percent of Total Investments	18.17%
C000146996 | B
Holdings [Line Items]
Percent of Total Investments	6.22%
C000146996 | Below B
Holdings [Line Items]
Percent of Total Investments	0.91%
C000146996 | Unrated
Holdings [Line Items]
Percent of Total Investments	5.33%
C000146996 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	38.00%
C000146996 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	20.00%
C000146996 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	18.00%
C000146996 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	13.00%
C000146996 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000146996 | Other
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248242 | California Community Choice Financing Authority
Holdings [Line Items]
Percent of Total Investments	12.03%
C000248242 | State of California
Holdings [Line Items]
Percent of Total Investments	8.34%
C000248242 | Los Angeles County Public Works Financing Authority
Holdings [Line Items]
Percent of Total Investments	7.77%
C000248242 | California State Public Works Board
Holdings [Line Items]
Percent of Total Investments	4.67%
C000248242 | California Housing Finance Agency
Holdings [Line Items]
Percent of Total Investments	3.98%
C000248242 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.88%
C000248242 | California Health Facilities Financing Authority
Holdings [Line Items]
Percent of Total Investments	2.73%
C000248242 | California Municipal Finance Authority
Holdings [Line Items]
Percent of Total Investments	2.73%
C000248242 | San Diego Unified School District
Holdings [Line Items]
Percent of Total Investments	2.25%
C000248242 | University of California
Holdings [Line Items]
Percent of Total Investments	2.10%
C000248242 | AAA
Holdings [Line Items]
Percent of Total Investments	8.74%
C000248242 | AA
Holdings [Line Items]
Percent of Total Investments	77.86%
C000248242 | A
Holdings [Line Items]
Percent of Total Investments	11.21%
C000248242 | BBB
Holdings [Line Items]
Percent of Total Investments	1.18%
C000248242 | BB
Holdings [Line Items]
Percent of Total Investments	0.39%
C000248242 | Unrated
Holdings [Line Items]
Percent of Total Investments	0.62%
C000248242 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248242 | General Obligation
Holdings [Line Items]
Percent of Total Investments	62.00%
C000248242 | Revenue
Holdings [Line Items]
Percent of Total Investments	32.00%
C000248242 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248242 | Investment Company
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032185 | California Community Choice Financing Authority
Holdings [Line Items]
Percent of Total Investments	12.03%
C000032185 | State of California
Holdings [Line Items]
Percent of Total Investments	8.34%
C000032185 | Los Angeles County Public Works Financing Authority
Holdings [Line Items]
Percent of Total Investments	7.77%
C000032185 | California State Public Works Board
Holdings [Line Items]
Percent of Total Investments	4.67%
C000032185 | California Housing Finance Agency
Holdings [Line Items]
Percent of Total Investments	3.98%
C000032185 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.88%
C000032185 | California Health Facilities Financing Authority
Holdings [Line Items]
Percent of Total Investments	2.73%
C000032185 | California Municipal Finance Authority
Holdings [Line Items]
Percent of Total Investments	2.73%
C000032185 | San Diego Unified School District
Holdings [Line Items]
Percent of Total Investments	2.25%
C000032185 | University of California
Holdings [Line Items]
Percent of Total Investments	2.10%
C000032185 | AAA
Holdings [Line Items]
Percent of Total Investments	8.74%
C000032185 | AA
Holdings [Line Items]
Percent of Total Investments	77.86%
C000032185 | A
Holdings [Line Items]
Percent of Total Investments	11.21%
C000032185 | BBB
Holdings [Line Items]
Percent of Total Investments	1.18%
C000032185 | BB
Holdings [Line Items]
Percent of Total Investments	0.39%
C000032185 | Unrated
Holdings [Line Items]
Percent of Total Investments	0.62%
C000032185 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032185 | General Obligation
Holdings [Line Items]
Percent of Total Investments	62.00%
C000032185 | Revenue
Holdings [Line Items]
Percent of Total Investments	32.00%
C000032185 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032185 | Investment Company
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032175 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	3.22%
C000032175 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	51.82%
C000032175 | CIBC World Markets Tri Party
Holdings [Line Items]
Percent of Total Investments	11.16%
C000032175 | Citigroup Tri Party
Holdings [Line Items]
Percent of Total Investments	9.92%
C000032175 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Total Investments	6.20%
C000032175 | Bank of Montreal Tri Party
Holdings [Line Items]
Percent of Total Investments	5.21%
C000032175 | FHLMC
Holdings [Line Items]
Percent of Total Investments	4.47%
C000032175 | Goldman Sachs Tri Party
Holdings [Line Items]
Percent of Total Investments	2.48%
C000032175 | Dreyfus Treasury Obligations Cash Management Fund
Holdings [Line Items]
Percent of Total Investments	1.33%
C000032175 | FFCB Funding Corp.
Holdings [Line Items]
Percent of Total Investments	1.24%
C000032175 | AAA
Holdings [Line Items]
Percent of Total Investments	34.96%
C000032175 | AA
Holdings [Line Items]
Percent of Total Investments	63.68%
C000032175 | Unrated
Holdings [Line Items]
Percent of Total Investments	1.33%
C000032175 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032175 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	55.00%
C000032175 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032175 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	35.00%
C000032175 | U.S. Government Agency
Holdings [Line Items]
Percent of Total Investments	7.00%
C000080936 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.67%
C000080936 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	1.48%
C000080936 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	3.71%
C000080936 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	3.37%
C000080936 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.49%
C000080936 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.40%
C000080936 | FNCL
Holdings [Line Items]
Percent of Total Investments	1.24%
C000080936 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.05%
C000080936 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	0.99%
C000080936 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	0.98%
C000080936 | AAA
Holdings [Line Items]
Percent of Total Investments	13.42%
C000080936 | AA
Holdings [Line Items]
Percent of Total Investments	44.15%
C000080936 | A
Holdings [Line Items]
Percent of Total Investments	10.91%
C000080936 | BBB
Holdings [Line Items]
Percent of Total Investments	20.34%
C000080936 | BB
Holdings [Line Items]
Percent of Total Investments	7.13%
C000080936 | B
Holdings [Line Items]
Percent of Total Investments	1.84%
C000080936 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.20%
C000080936 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000080936 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	35.00%
C000080936 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	10.00%
C000080936 | Other
Holdings [Line Items]
Percent of Total Investments	7.00%
C000080936 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	9.00%
C000080936 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000032186 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.67%
C000032186 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	1.48%
C000032186 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	3.71%
C000032186 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	3.37%
C000032186 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.49%
C000032186 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.40%
C000032186 | FNCL
Holdings [Line Items]
Percent of Total Investments	1.24%
C000032186 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.05%
C000032186 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	0.99%
C000032186 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	0.98%
C000032186 | AAA
Holdings [Line Items]
Percent of Total Investments	13.42%
C000032186 | AA
Holdings [Line Items]
Percent of Total Investments	44.15%
C000032186 | A
Holdings [Line Items]
Percent of Total Investments	10.91%
C000032186 | BBB
Holdings [Line Items]
Percent of Total Investments	20.34%
C000032186 | BB
Holdings [Line Items]
Percent of Total Investments	7.13%
C000032186 | B
Holdings [Line Items]
Percent of Total Investments	1.84%
C000032186 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.20%
C000032186 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000032186 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	35.00%
C000032186 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	10.00%
C000032186 | Other
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032186 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	9.00%
C000032186 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000198612 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.67%
C000198612 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	1.48%
C000198612 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	3.71%
C000198612 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	3.37%
C000198612 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.49%
C000198612 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198612 | FNCL
Holdings [Line Items]
Percent of Total Investments	1.24%
C000198612 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.05%
C000198612 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	0.99%
C000198612 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	0.98%
C000198612 | AAA
Holdings [Line Items]
Percent of Total Investments	13.42%
C000198612 | AA
Holdings [Line Items]
Percent of Total Investments	44.15%
C000198612 | A
Holdings [Line Items]
Percent of Total Investments	10.91%
C000198612 | BBB
Holdings [Line Items]
Percent of Total Investments	20.34%
C000198612 | BB
Holdings [Line Items]
Percent of Total Investments	7.13%
C000198612 | B
Holdings [Line Items]
Percent of Total Investments	1.84%
C000198612 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.20%
C000198612 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000198612 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	35.00%
C000198612 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	10.00%
C000198612 | Other
Holdings [Line Items]
Percent of Total Investments	7.00%
C000198612 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	9.00%
C000198612 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248244 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.24%
C000248244 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.61%
C000248244 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	1.68%
C000248244 | Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Total Investments	2.03%
C000248244 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.82%
C000248244 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.52%
C000248244 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Total Investments	1.24%
C000248244 | AT&T Inc.
Holdings [Line Items]
Percent of Total Investments	1.08%
C000248244 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	0.92%
C000248244 | Broadcom Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000248244 | AAA
Holdings [Line Items]
Percent of Total Investments	8.98%
C000248244 | AA
Holdings [Line Items]
Percent of Total Investments	11.17%
C000248244 | A
Holdings [Line Items]
Percent of Total Investments	32.95%
C000248244 | BBB
Holdings [Line Items]
Percent of Total Investments	39.28%
C000248244 | BB
Holdings [Line Items]
Percent of Total Investments	6.18%
C000248244 | B
Holdings [Line Items]
Percent of Total Investments	0.73%
C000248244 | Unrated
Holdings [Line Items]
Percent of Total Investments	0.71%
C000248244 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	7.00%
C000248244 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	85.00%
C000248244 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248244 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248244 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000075033 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.24%
C000075033 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.61%
C000075033 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	1.68%
C000075033 | Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Total Investments	2.03%
C000075033 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.82%
C000075033 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.52%
C000075033 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Total Investments	1.24%
C000075033 | AT&T Inc.
Holdings [Line Items]
Percent of Total Investments	1.08%
C000075033 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	0.92%
C000075033 | Broadcom Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000075033 | AAA
Holdings [Line Items]
Percent of Total Investments	8.98%
C000075033 | AA
Holdings [Line Items]
Percent of Total Investments	11.17%
C000075033 | A
Holdings [Line Items]
Percent of Total Investments	32.95%
C000075033 | BBB
Holdings [Line Items]
Percent of Total Investments	39.28%
C000075033 | BB
Holdings [Line Items]
Percent of Total Investments	6.18%
C000075033 | B
Holdings [Line Items]
Percent of Total Investments	0.73%
C000075033 | Unrated
Holdings [Line Items]
Percent of Total Investments	0.71%
C000075033 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	7.00%
C000075033 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	85.00%
C000075033 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000075033 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	1.00%
C000075033 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236137 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.24%
C000236137 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.61%
C000236137 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	1.68%
C000236137 | Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Total Investments	2.03%
C000236137 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.82%
C000236137 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.52%
C000236137 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Total Investments	1.24%
C000236137 | AT&T Inc.
Holdings [Line Items]
Percent of Total Investments	1.08%
C000236137 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	0.92%
C000236137 | Broadcom Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000236137 | AAA
Holdings [Line Items]
Percent of Total Investments	8.98%
C000236137 | AA
Holdings [Line Items]
Percent of Total Investments	11.17%
C000236137 | A
Holdings [Line Items]
Percent of Total Investments	32.95%
C000236137 | BBB
Holdings [Line Items]
Percent of Total Investments	39.28%
C000236137 | BB
Holdings [Line Items]
Percent of Total Investments	6.18%
C000236137 | B
Holdings [Line Items]
Percent of Total Investments	0.73%
C000236137 | Unrated
Holdings [Line Items]
Percent of Total Investments	0.71%
C000236137 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	7.00%
C000236137 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	85.00%
C000236137 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236137 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236137 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000080937 | Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.47%
C000080937 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	3.24%
C000080937 | Hungary Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.14%
C000080937 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	3.13%
C000080937 | Peru Government Bond
Holdings [Line Items]
Percent of Total Investments	2.94%
C000080937 | Citigroup Global Markets Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	2.85%
C000080937 | Dominican Republic International Bond
Holdings [Line Items]
Percent of Total Investments	2.77%
C000080937 | Ecuador Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.56%
C000080937 | Peruvian Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.55%
C000080937 | Nigeria Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.44%
C000080937 | AAA
Holdings [Line Items]
Percent of Total Investments	0.08%
C000080937 | AA
Holdings [Line Items]
Percent of Total Investments	7.75%
C000080937 | A
Holdings [Line Items]
Percent of Total Investments	2.78%
C000080937 | BBB
Holdings [Line Items]
Percent of Total Investments	36.88%
C000080937 | BB
Holdings [Line Items]
Percent of Total Investments	26.02%
C000080937 | B
Holdings [Line Items]
Percent of Total Investments	17.52%
C000080937 | Below B
Holdings [Line Items]
Percent of Total Investments	8.03%
C000080937 | Unrated
Holdings [Line Items]
Percent of Total Investments	0.94%
C000080937 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	19.00%
C000080937 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	78.00%
C000080937 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032187 | Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.47%
C000032187 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	3.24%
C000032187 | Hungary Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.14%
C000032187 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	3.13%
C000032187 | Peru Government Bond
Holdings [Line Items]
Percent of Total Investments	2.94%
C000032187 | Citigroup Global Markets Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	2.85%
C000032187 | Dominican Republic International Bond
Holdings [Line Items]
Percent of Total Investments	2.77%
C000032187 | Ecuador Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.56%
C000032187 | Peruvian Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.55%
C000032187 | Nigeria Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.44%
C000032187 | AAA
Holdings [Line Items]
Percent of Total Investments	0.08%
C000032187 | AA
Holdings [Line Items]
Percent of Total Investments	7.75%
C000032187 | A
Holdings [Line Items]
Percent of Total Investments	2.78%
C000032187 | BBB
Holdings [Line Items]
Percent of Total Investments	36.88%
C000032187 | BB
Holdings [Line Items]
Percent of Total Investments	26.02%
C000032187 | B
Holdings [Line Items]
Percent of Total Investments	17.52%
C000032187 | Below B
Holdings [Line Items]
Percent of Total Investments	8.03%
C000032187 | Unrated
Holdings [Line Items]
Percent of Total Investments	0.94%
C000032187 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	19.00%
C000032187 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	78.00%
C000032187 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000115587 | Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.47%
C000115587 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	3.24%
C000115587 | Hungary Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.14%
C000115587 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	3.13%
C000115587 | Peru Government Bond
Holdings [Line Items]
Percent of Total Investments	2.94%
C000115587 | Citigroup Global Markets Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	2.85%
C000115587 | Dominican Republic International Bond
Holdings [Line Items]
Percent of Total Investments	2.77%
C000115587 | Ecuador Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.56%
C000115587 | Peruvian Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.55%
C000115587 | Nigeria Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.44%
C000115587 | AAA
Holdings [Line Items]
Percent of Total Investments	0.08%
C000115587 | AA
Holdings [Line Items]
Percent of Total Investments	7.75%
C000115587 | A
Holdings [Line Items]
Percent of Total Investments	2.78%
C000115587 | BBB
Holdings [Line Items]
Percent of Total Investments	36.88%
C000115587 | BB
Holdings [Line Items]
Percent of Total Investments	26.02%
C000115587 | B
Holdings [Line Items]
Percent of Total Investments	17.52%
C000115587 | Below B
Holdings [Line Items]
Percent of Total Investments	8.03%
C000115587 | Unrated
Holdings [Line Items]
Percent of Total Investments	0.94%
C000115587 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	19.00%
C000115587 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	78.00%
C000115587 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000131551 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	1.98%
C000131551 | MAF Global Securities Ltd.
Holdings [Line Items]
Percent of Total Investments	1.47%
C000131551 | Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
Holdings [Line Items]
Percent of Total Investments	1.43%
C000131551 | First Quantum Minerals Ltd.
Holdings [Line Items]
Percent of Total Investments	1.36%
C000131551 | Grupo Nutresa SA
Holdings [Line Items]
Percent of Total Investments	1.19%
C000131551 | Intercorp Peru Ltd.
Holdings [Line Items]
Percent of Total Investments	1.12%
C000131551 | GDZ Elektrik Dagitim AS
Holdings [Line Items]
Percent of Total Investments	1.07%
C000131551 | Banco de Credito del Peru S.A.
Holdings [Line Items]
Percent of Total Investments	1.07%
C000131551 | Telecom Argentina SA
Holdings [Line Items]
Percent of Total Investments	0.96%
C000131551 | Yinson Boronia Production BV
Holdings [Line Items]
Percent of Total Investments	0.95%
C000131551 | AA
Holdings [Line Items]
Percent of Total Investments	10.45%
C000131551 | A
Holdings [Line Items]
Percent of Total Investments	3.11%
C000131551 | BBB
Holdings [Line Items]
Percent of Total Investments	35.12%
C000131551 | BB
Holdings [Line Items]
Percent of Total Investments	32.37%
C000131551 | B
Holdings [Line Items]
Percent of Total Investments	15.33%
C000131551 | Below B
Holdings [Line Items]
Percent of Total Investments	1.55%
C000131551 | Unrated
Holdings [Line Items]
Percent of Total Investments	1.18%
C000131551 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	84.00%
C000131551 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131551 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	4.00%
C000131551 | Other
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131551 | Investment Company
Holdings [Line Items]
Percent of Total Investments	9.00%
C000131551 | Preferred Stock
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136209 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	1.98%
C000136209 | MAF Global Securities Ltd.
Holdings [Line Items]
Percent of Total Investments	1.47%
C000136209 | Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
Holdings [Line Items]
Percent of Total Investments	1.43%
C000136209 | First Quantum Minerals Ltd.
Holdings [Line Items]
Percent of Total Investments	1.36%
C000136209 | Grupo Nutresa SA
Holdings [Line Items]
Percent of Total Investments	1.19%
C000136209 | Intercorp Peru Ltd.
Holdings [Line Items]
Percent of Total Investments	1.12%
C000136209 | GDZ Elektrik Dagitim AS
Holdings [Line Items]
Percent of Total Investments	1.07%
C000136209 | Banco de Credito del Peru S.A.
Holdings [Line Items]
Percent of Total Investments	1.07%
C000136209 | Telecom Argentina SA
Holdings [Line Items]
Percent of Total Investments	0.96%
C000136209 | Yinson Boronia Production BV
Holdings [Line Items]
Percent of Total Investments	0.95%
C000136209 | AA
Holdings [Line Items]
Percent of Total Investments	10.45%
C000136209 | A
Holdings [Line Items]
Percent of Total Investments	3.11%
C000136209 | BBB
Holdings [Line Items]
Percent of Total Investments	35.12%
C000136209 | BB
Holdings [Line Items]
Percent of Total Investments	32.37%
C000136209 | B
Holdings [Line Items]
Percent of Total Investments	15.33%
C000136209 | Below B
Holdings [Line Items]
Percent of Total Investments	1.55%
C000136209 | Unrated
Holdings [Line Items]
Percent of Total Investments	1.18%
C000136209 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	84.00%
C000136209 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136209 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136209 | Other
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136209 | Investment Company
Holdings [Line Items]
Percent of Total Investments	9.00%
C000136209 | Preferred Stock
Holdings [Line Items]
Percent of Total Investments	1.00%
C000104641 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	7.85%
C000104641 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	10.72%
C000104641 | Peru Government Bond
Holdings [Line Items]
Percent of Total Investments	4.22%
C000104641 | Indonesia Treasury Bond
Holdings [Line Items]
Percent of Total Investments	8.18%
C000104641 | Republic of South Africa Government Bond
Holdings [Line Items]
Percent of Total Investments	7.20%
C000104641 | China Government Bond
Holdings [Line Items]
Percent of Total Investments	7.13%
C000104641 | Malaysia Government Bond
Holdings [Line Items]
Percent of Total Investments	6.01%
C000104641 | Thailand Government Bond
Holdings [Line Items]
Percent of Total Investments	4.77%
C000104641 | Republic of Poland Government Bond
Holdings [Line Items]
Percent of Total Investments	4.31%
C000104641 | Colombian TES
Holdings [Line Items]
Percent of Total Investments	4.06%
C000104641 | AAA
Holdings [Line Items]
Percent of Total Investments	7.18%
C000104641 | AA
Holdings [Line Items]
Percent of Total Investments	5.23%
C000104641 | A
Holdings [Line Items]
Percent of Total Investments	25.04%
C000104641 | BBB
Holdings [Line Items]
Percent of Total Investments	37.03%
C000104641 | BB
Holdings [Line Items]
Percent of Total Investments	21.03%
C000104641 | B
Holdings [Line Items]
Percent of Total Investments	4.49%
C000104641 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	16.00%
C000104641 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	84.00%
C000236138 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	7.85%
C000236138 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	10.72%
C000236138 | Peru Government Bond
Holdings [Line Items]
Percent of Total Investments	4.22%
C000236138 | Indonesia Treasury Bond
Holdings [Line Items]
Percent of Total Investments	8.18%
C000236138 | Republic of South Africa Government Bond
Holdings [Line Items]
Percent of Total Investments	7.20%
C000236138 | China Government Bond
Holdings [Line Items]
Percent of Total Investments	7.13%
C000236138 | Malaysia Government Bond
Holdings [Line Items]
Percent of Total Investments	6.01%
C000236138 | Thailand Government Bond
Holdings [Line Items]
Percent of Total Investments	4.77%
C000236138 | Republic of Poland Government Bond
Holdings [Line Items]
Percent of Total Investments	4.31%
C000236138 | Colombian TES
Holdings [Line Items]
Percent of Total Investments	4.06%
C000236138 | AAA
Holdings [Line Items]
Percent of Total Investments	7.18%
C000236138 | AA
Holdings [Line Items]
Percent of Total Investments	5.23%
C000236138 | A
Holdings [Line Items]
Percent of Total Investments	25.04%
C000236138 | BBB
Holdings [Line Items]
Percent of Total Investments	37.03%
C000236138 | BB
Holdings [Line Items]
Percent of Total Investments	21.03%
C000236138 | B
Holdings [Line Items]
Percent of Total Investments	4.49%
C000236138 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	16.00%
C000236138 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	84.00%
C000110231 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000110231 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	2.76%
C000110231 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.55%
C000110231 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	2.71%
C000110231 | Alphabet Inc.
Holdings [Line Items]
Percent of Total Investments	4.38%
C000110231 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.68%
C000110231 | Amazon.com Inc.
Holdings [Line Items]
Percent of Total Investments	2.63%
C000110231 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	2.43%
C000110231 | Blackrock Inc.
Holdings [Line Items]
Percent of Total Investments	2.08%
C000110231 | Dominion Energy Inc.
Holdings [Line Items]
Percent of Total Investments	2.02%
C000110231 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110231 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000110231 | Common Stock
Holdings [Line Items]
Percent of Total Investments	91.00%
C000110231 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Total Investments	4.00%
C000110231 | Master Limited Partnership
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032191 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000032191 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	2.76%
C000032191 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.55%
C000032191 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	2.71%
C000032191 | Alphabet Inc.
Holdings [Line Items]
Percent of Total Investments	4.38%
C000032191 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.68%
C000032191 | Amazon.com Inc.
Holdings [Line Items]
Percent of Total Investments	2.63%
C000032191 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	2.43%
C000032191 | Blackrock Inc.
Holdings [Line Items]
Percent of Total Investments	2.08%
C000032191 | Dominion Energy Inc.
Holdings [Line Items]
Percent of Total Investments	2.02%
C000032191 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032191 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032191 | Common Stock
Holdings [Line Items]
Percent of Total Investments	91.00%
C000032191 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Total Investments	4.00%
C000032191 | Master Limited Partnership
Holdings [Line Items]
Percent of Total Investments	2.00%
C000146917 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000146917 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	2.76%
C000146917 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.55%
C000146917 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	2.71%
C000146917 | Alphabet Inc.
Holdings [Line Items]
Percent of Total Investments	4.38%
C000146917 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.68%
C000146917 | Amazon.com Inc.
Holdings [Line Items]
Percent of Total Investments	2.63%
C000146917 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	2.43%
C000146917 | Blackrock Inc.
Holdings [Line Items]
Percent of Total Investments	2.08%
C000146917 | Dominion Energy Inc.
Holdings [Line Items]
Percent of Total Investments	2.02%
C000146917 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	2.00%
C000146917 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000146917 | Common Stock
Holdings [Line Items]
Percent of Total Investments	91.00%
C000146917 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Total Investments	4.00%
C000146917 | Master Limited Partnership
Holdings [Line Items]
Percent of Total Investments	2.00%
C000248245 | Fr Br Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.31%
C000248245 | Pac Dac LLC
Holdings [Line Items]
Percent of Total Investments	1.30%
C000248245 | Cloud Software Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.16%
C000248245 | Pitney Bowes Inc.
Holdings [Line Items]
Percent of Total Investments	1.16%
C000248245 | Quikrete Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	1.14%
C000248245 | Flynn Restaurant Group LP
Holdings [Line Items]
Percent of Total Investments	1.13%
C000248245 | EP Wealth Advisors LLC
Holdings [Line Items]
Percent of Total Investments	1.11%
C000248245 | Nexus Buyer LLC
Holdings [Line Items]
Percent of Total Investments	1.02%
C000248245 | Fertitta Entertainment LLC
Holdings [Line Items]
Percent of Total Investments	1.02%
C000248245 | Frontier Communications Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.01%
C000248245 | AA
Holdings [Line Items]
Percent of Total Investments	0.63%
C000248245 | BBB
Holdings [Line Items]
Percent of Total Investments	6.72%
C000248245 | BB
Holdings [Line Items]
Percent of Total Investments	39.34%
C000248245 | B
Holdings [Line Items]
Percent of Total Investments	46.33%
C000248245 | Below B
Holdings [Line Items]
Percent of Total Investments	4.16%
C000248245 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.75%
C000248245 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248245 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248245 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	93.00%
C000131550 | Fr Br Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.31%
C000131550 | Pac Dac LLC
Holdings [Line Items]
Percent of Total Investments	1.30%
C000131550 | Cloud Software Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.16%
C000131550 | Pitney Bowes Inc.
Holdings [Line Items]
Percent of Total Investments	1.16%
C000131550 | Quikrete Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	1.14%
C000131550 | Flynn Restaurant Group LP
Holdings [Line Items]
Percent of Total Investments	1.13%
C000131550 | EP Wealth Advisors LLC
Holdings [Line Items]
Percent of Total Investments	1.11%
C000131550 | Nexus Buyer LLC
Holdings [Line Items]
Percent of Total Investments	1.02%
C000131550 | Fertitta Entertainment LLC
Holdings [Line Items]
Percent of Total Investments	1.02%
C000131550 | Frontier Communications Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.01%
C000131550 | AA
Holdings [Line Items]
Percent of Total Investments	0.63%
C000131550 | BBB
Holdings [Line Items]
Percent of Total Investments	6.72%
C000131550 | BB
Holdings [Line Items]
Percent of Total Investments	39.34%
C000131550 | B
Holdings [Line Items]
Percent of Total Investments	46.33%
C000131550 | Below B
Holdings [Line Items]
Percent of Total Investments	4.16%
C000131550 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.75%
C000131550 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	4.00%
C000131550 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000131550 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	93.00%
C000136207 | Fr Br Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.31%
C000136207 | Pac Dac LLC
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136207 | Cloud Software Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.16%
C000136207 | Pitney Bowes Inc.
Holdings [Line Items]
Percent of Total Investments	1.16%
C000136207 | Quikrete Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	1.14%
C000136207 | Flynn Restaurant Group LP
Holdings [Line Items]
Percent of Total Investments	1.13%
C000136207 | EP Wealth Advisors LLC
Holdings [Line Items]
Percent of Total Investments	1.11%
C000136207 | Nexus Buyer LLC
Holdings [Line Items]
Percent of Total Investments	1.02%
C000136207 | Fertitta Entertainment LLC
Holdings [Line Items]
Percent of Total Investments	1.02%
C000136207 | Frontier Communications Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.01%
C000136207 | AA
Holdings [Line Items]
Percent of Total Investments	0.63%
C000136207 | BBB
Holdings [Line Items]
Percent of Total Investments	6.72%
C000136207 | BB
Holdings [Line Items]
Percent of Total Investments	39.34%
C000136207 | B
Holdings [Line Items]
Percent of Total Investments	46.33%
C000136207 | Below B
Holdings [Line Items]
Percent of Total Investments	4.16%
C000136207 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.75%
C000136207 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136207 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000136207 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	93.00%
C000032188 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.52%
C000032188 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.63%
C000032188 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	4.64%
C000032188 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.48%
C000032188 | Indonesia Treasury Bond
Holdings [Line Items]
Percent of Total Investments	1.70%
C000032188 | Japan Government Thirty Year Bond
Holdings [Line Items]
Percent of Total Investments	2.93%
C000032188 | French Republic Government Bond OAT
Holdings [Line Items]
Percent of Total Investments	2.38%
C000032188 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Total Investments	2.25%
C000032188 | Japan Government Ten Year Bond
Holdings [Line Items]
Percent of Total Investments	2.18%
C000032188 | Canadian Government Bond
Holdings [Line Items]
Percent of Total Investments	1.66%
C000032188 | AAA
Holdings [Line Items]
Percent of Total Investments	11.46%
C000032188 | AA
Holdings [Line Items]
Percent of Total Investments	29.50%
C000032188 | A
Holdings [Line Items]
Percent of Total Investments	16.31%
C000032188 | BBB
Holdings [Line Items]
Percent of Total Investments	27.54%
C000032188 | BB
Holdings [Line Items]
Percent of Total Investments	10.10%
C000032188 | B
Holdings [Line Items]
Percent of Total Investments	2.93%
C000032188 | Below B
Holdings [Line Items]
Percent of Total Investments	0.18%
C000032188 | Unrated
Holdings [Line Items]
Percent of Total Investments	1.95%
C000032188 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000032188 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	32.00%
C000032188 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	8.00%
C000032188 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	27.00%
C000032188 | Other
Holdings [Line Items]
Percent of Total Investments	6.00%
C000032188 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	7.00%
C000228771 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.52%
C000228771 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.63%
C000228771 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	4.64%
C000228771 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.48%
C000228771 | Indonesia Treasury Bond
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228771 | Japan Government Thirty Year Bond
Holdings [Line Items]
Percent of Total Investments	2.93%
C000228771 | French Republic Government Bond OAT
Holdings [Line Items]
Percent of Total Investments	2.38%
C000228771 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Total Investments	2.25%
C000228771 | Japan Government Ten Year Bond
Holdings [Line Items]
Percent of Total Investments	2.18%
C000228771 | Canadian Government Bond
Holdings [Line Items]
Percent of Total Investments	1.66%
C000228771 | AAA
Holdings [Line Items]
Percent of Total Investments	11.46%
C000228771 | AA
Holdings [Line Items]
Percent of Total Investments	29.50%
C000228771 | A
Holdings [Line Items]
Percent of Total Investments	16.31%
C000228771 | BBB
Holdings [Line Items]
Percent of Total Investments	27.54%
C000228771 | BB
Holdings [Line Items]
Percent of Total Investments	10.10%
C000228771 | B
Holdings [Line Items]
Percent of Total Investments	2.93%
C000228771 | Below B
Holdings [Line Items]
Percent of Total Investments	0.18%
C000228771 | Unrated
Holdings [Line Items]
Percent of Total Investments	1.95%
C000228771 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000228771 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	32.00%
C000228771 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	8.00%
C000228771 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	27.00%
C000228771 | Other
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228771 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032189 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.21%
C000032189 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	13.71%
C000032189 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.45%
C000032189 | BX Trust
Holdings [Line Items]
Percent of Total Investments	2.53%
C000032189 | Canadian Imperial Bank of Commerce
Holdings [Line Items]
Percent of Total Investments	1.79%
C000032189 | Caisse d'Amortissement de la Dette Sociale
Holdings [Line Items]
Percent of Total Investments	1.77%
C000032189 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.53%
C000032189 | BNG Bank NV
Holdings [Line Items]
Percent of Total Investments	1.52%
C000032189 | Asian Development Bank
Holdings [Line Items]
Percent of Total Investments	1.52%
C000032189 | Texas Natural Gas Securitization Finance Corp.
Holdings [Line Items]
Percent of Total Investments	1.39%
C000032189 | AAA
Holdings [Line Items]
Percent of Total Investments	31.16%
C000032189 | AA
Holdings [Line Items]
Percent of Total Investments	28.73%
C000032189 | A
Holdings [Line Items]
Percent of Total Investments	20.63%
C000032189 | BBB
Holdings [Line Items]
Percent of Total Investments	15.05%
C000032189 | BB
Holdings [Line Items]
Percent of Total Investments	2.74%
C000032189 | B
Holdings [Line Items]
Percent of Total Investments	0.18%
C000032189 | Unrated
Holdings [Line Items]
Percent of Total Investments	1.51%
C000032189 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	13.00%
C000032189 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	40.00%
C000032189 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	16.00%
C000032189 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	13.00%
C000032189 | Other
Holdings [Line Items]
Percent of Total Investments	4.00%
C000032189 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	14.00%
C000032190 | G2SF
Holdings [Line Items]
Percent of Total Investments	18.88%
C000032190 | FHLMC Multifamily Structured Pass-Through Certificates
Holdings [Line Items]
Percent of Total Investments	3.92%
C000032190 | G2 MA7767 30YR
Holdings [Line Items]
Percent of Total Investments	1.97%
C000032190 | G2 MA7589 30YR
Holdings [Line Items]
Percent of Total Investments	1.79%
C000032190 | G2 MA9726 30YR
Holdings [Line Items]
Percent of Total Investments	1.71%
C000032190 | G2 MA7648 30YR
Holdings [Line Items]
Percent of Total Investments	1.68%
C000032190 | G2 MA7533 30YR
Holdings [Line Items]
Percent of Total Investments	1.67%
C000032190 | G2 MA7987 30YR
Holdings [Line Items]
Percent of Total Investments	1.62%
C000032190 | G2 MA7367 30YR
Holdings [Line Items]
Percent of Total Investments	1.60%
C000032190 | G2 MA6818 30YR
Holdings [Line Items]
Percent of Total Investments	1.57%
C000032190 | AAA
Holdings [Line Items]
Percent of Total Investments	0.82%
C000032190 | AA
Holdings [Line Items]
Percent of Total Investments	99.17%
C000032190 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	99.00%
C000032190 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248243 | Fr Br Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.62%
C000248243 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.66%
C000248243 | TransDigm Inc.
Holdings [Line Items]
Percent of Total Investments	0.87%
C000248243 | American Axle & Manufacturing Inc.
Holdings [Line Items]
Percent of Total Investments	0.82%
C000248243 | Jefferson Capital Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.75%
C000248243 | Talen Energy Supply LLC
Holdings [Line Items]
Percent of Total Investments	0.71%
C000248243 | Iron Mountain Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000248243 | Energizer Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	0.68%
C000248243 | CoreWeave Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000248243 | Cleveland-Cliffs Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000248243 | AA
Holdings [Line Items]
Percent of Total Investments	7.03%
C000248243 | BBB
Holdings [Line Items]
Percent of Total Investments	2.89%
C000248243 | BB
Holdings [Line Items]
Percent of Total Investments	31.48%
C000248243 | B
Holdings [Line Items]
Percent of Total Investments	50.98%
C000248243 | Below B
Holdings [Line Items]
Percent of Total Investments	5.37%
C000248243 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.24%
C000248243 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248243 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	86.00%
C000248243 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248243 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248243 | Investment Company
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032192 | Fr Br Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.62%
C000032192 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.66%
C000032192 | TransDigm Inc.
Holdings [Line Items]
Percent of Total Investments	0.87%
C000032192 | American Axle & Manufacturing Inc.
Holdings [Line Items]
Percent of Total Investments	0.82%
C000032192 | Jefferson Capital Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.75%
C000032192 | Talen Energy Supply LLC
Holdings [Line Items]
Percent of Total Investments	0.71%
C000032192 | Iron Mountain Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000032192 | Energizer Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	0.68%
C000032192 | CoreWeave Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000032192 | Cleveland-Cliffs Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000032192 | AA
Holdings [Line Items]
Percent of Total Investments	7.03%
C000032192 | BBB
Holdings [Line Items]
Percent of Total Investments	2.89%
C000032192 | BB
Holdings [Line Items]
Percent of Total Investments	31.48%
C000032192 | B
Holdings [Line Items]
Percent of Total Investments	50.98%
C000032192 | Below B
Holdings [Line Items]
Percent of Total Investments	5.37%
C000032192 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.24%
C000032192 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032192 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	86.00%
C000032192 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032192 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	5.00%
C000032192 | Investment Company
Holdings [Line Items]
Percent of Total Investments	7.00%
C000236136 | Fr Br Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.62%
C000236136 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.66%
C000236136 | TransDigm Inc.
Holdings [Line Items]
Percent of Total Investments	0.87%
C000236136 | American Axle & Manufacturing Inc.
Holdings [Line Items]
Percent of Total Investments	0.82%
C000236136 | Jefferson Capital Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.75%
C000236136 | Talen Energy Supply LLC
Holdings [Line Items]
Percent of Total Investments	0.71%
C000236136 | Iron Mountain Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000236136 | Energizer Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	0.68%
C000236136 | CoreWeave Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000236136 | Cleveland-Cliffs Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000236136 | AA
Holdings [Line Items]
Percent of Total Investments	7.03%
C000236136 | BBB
Holdings [Line Items]
Percent of Total Investments	2.89%
C000236136 | BB
Holdings [Line Items]
Percent of Total Investments	31.48%
C000236136 | B
Holdings [Line Items]
Percent of Total Investments	50.98%
C000236136 | Below B
Holdings [Line Items]
Percent of Total Investments	5.37%
C000236136 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.24%
C000236136 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236136 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	86.00%
C000236136 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236136 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236136 | Investment Company
Holdings [Line Items]
Percent of Total Investments	7.00%
C000246929 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.34%
C000246929 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.32%
C000246929 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	1.73%
C000246929 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.01%
C000246929 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	12.74%
C000246929 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.90%
C000246929 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.27%
C000246929 | Payden Floating Rate Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.24%
C000246929 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	1.23%
C000246929 | Enterprise Fleet Financing LLC
Holdings [Line Items]
Percent of Total Investments	1.10%
C000246929 | AAA
Holdings [Line Items]
Percent of Total Investments	39.61%
C000246929 | AA
Holdings [Line Items]
Percent of Total Investments	27.75%
C000246929 | A
Holdings [Line Items]
Percent of Total Investments	18.66%
C000246929 | BBB
Holdings [Line Items]
Percent of Total Investments	9.74%
C000246929 | BB
Holdings [Line Items]
Percent of Total Investments	3.50%
C000246929 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000246929 | Unrated
Holdings [Line Items]
Percent of Total Investments	0.54%
C000246929 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	17.00%
C000246929 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	37.00%
C000246929 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	29.00%
C000246929 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000246929 | Investment Company
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032176 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.34%
C000032176 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.32%
C000032176 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	1.73%
C000032176 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.01%
C000032176 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	12.74%
C000032176 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.90%
C000032176 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.27%
C000032176 | Payden Floating Rate Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.24%
C000032176 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	1.23%
C000032176 | Enterprise Fleet Financing LLC
Holdings [Line Items]
Percent of Total Investments	1.10%
C000032176 | AAA
Holdings [Line Items]
Percent of Total Investments	39.61%
C000032176 | AA
Holdings [Line Items]
Percent of Total Investments	27.75%
C000032176 | A
Holdings [Line Items]
Percent of Total Investments	18.66%
C000032176 | BBB
Holdings [Line Items]
Percent of Total Investments	9.74%
C000032176 | BB
Holdings [Line Items]
Percent of Total Investments	3.50%
C000032176 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000032176 | Unrated
Holdings [Line Items]
Percent of Total Investments	0.54%
C000032176 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	17.00%
C000032176 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	37.00%
C000032176 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	29.00%
C000032176 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000032176 | Investment Company
Holdings [Line Items]
Percent of Total Investments	2.00%
C000228770 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.34%
C000228770 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.32%
C000228770 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	1.73%
C000228770 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.01%
C000228770 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	12.74%
C000228770 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.90%
C000228770 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.27%
C000228770 | Payden Floating Rate Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.24%
C000228770 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	1.23%
C000228770 | Enterprise Fleet Financing LLC
Holdings [Line Items]
Percent of Total Investments	1.10%
C000228770 | AAA
Holdings [Line Items]
Percent of Total Investments	39.61%
C000228770 | AA
Holdings [Line Items]
Percent of Total Investments	27.75%
C000228770 | A
Holdings [Line Items]
Percent of Total Investments	18.66%
C000228770 | BBB
Holdings [Line Items]
Percent of Total Investments	9.74%
C000228770 | BB
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228770 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000228770 | Unrated
Holdings [Line Items]
Percent of Total Investments	0.54%
C000228770 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	17.00%
C000228770 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	37.00%
C000228770 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	29.00%
C000228770 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000228770 | Investment Company
Holdings [Line Items]
Percent of Total Investments	2.00%
C000248241 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.19%
C000248241 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	31.61%
C000248241 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.36%
C000248241 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	1.13%
C000248241 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	1.17%
C000248241 | BX Trust
Holdings [Line Items]
Percent of Total Investments	1.51%
C000248241 | Texas Natural Gas Securitization Finance Corp.
Holdings [Line Items]
Percent of Total Investments	1.13%
C000248241 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.21%
C000248241 | COLT Mortgage Loan Trust
Holdings [Line Items]
Percent of Total Investments	1.08%
C000248241 | CARS-DB5 LP
Holdings [Line Items]
Percent of Total Investments	1.02%
C000248241 | AAA
Holdings [Line Items]
Percent of Total Investments	21.65%
C000248241 | AA
Holdings [Line Items]
Percent of Total Investments	39.60%
C000248241 | A
Holdings [Line Items]
Percent of Total Investments	18.69%
C000248241 | BBB
Holdings [Line Items]
Percent of Total Investments	13.90%
C000248241 | BB
Holdings [Line Items]
Percent of Total Investments	3.83%
C000248241 | B
Holdings [Line Items]
Percent of Total Investments	0.18%
C000248241 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.15%
C000248241 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	16.00%
C000248241 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	31.00%
C000248241 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	18.00%
C000248241 | Other
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248241 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	32.00%
C000248241 | Investment Company
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032180 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.19%
C000032180 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	31.61%
C000032180 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.36%
C000032180 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	1.13%
C000032180 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	1.17%
C000032180 | BX Trust
Holdings [Line Items]
Percent of Total Investments	1.51%
C000032180 | Texas Natural Gas Securitization Finance Corp.
Holdings [Line Items]
Percent of Total Investments	1.13%
C000032180 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.21%
C000032180 | COLT Mortgage Loan Trust
Holdings [Line Items]
Percent of Total Investments	1.08%
C000032180 | CARS-DB5 LP
Holdings [Line Items]
Percent of Total Investments	1.02%
C000032180 | AAA
Holdings [Line Items]
Percent of Total Investments	21.65%
C000032180 | AA
Holdings [Line Items]
Percent of Total Investments	39.60%
C000032180 | A
Holdings [Line Items]
Percent of Total Investments	18.69%
C000032180 | BBB
Holdings [Line Items]
Percent of Total Investments	13.90%
C000032180 | BB
Holdings [Line Items]
Percent of Total Investments	3.83%
C000032180 | B
Holdings [Line Items]
Percent of Total Investments	0.18%
C000032180 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.15%
C000032180 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	16.00%
C000032180 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	31.00%
C000032180 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	18.00%
C000032180 | Other
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032180 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	32.00%
C000032180 | Investment Company
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236135 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.19%
C000236135 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	31.61%
C000236135 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.36%
C000236135 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	1.13%
C000236135 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	1.17%
C000236135 | BX Trust
Holdings [Line Items]
Percent of Total Investments	1.51%
C000236135 | Texas Natural Gas Securitization Finance Corp.
Holdings [Line Items]
Percent of Total Investments	1.13%
C000236135 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.21%
C000236135 | COLT Mortgage Loan Trust
Holdings [Line Items]
Percent of Total Investments	1.08%
C000236135 | CARS-DB5 LP
Holdings [Line Items]
Percent of Total Investments	1.02%
C000236135 | AAA
Holdings [Line Items]
Percent of Total Investments	21.65%
C000236135 | AA
Holdings [Line Items]
Percent of Total Investments	39.60%
C000236135 | A
Holdings [Line Items]
Percent of Total Investments	18.69%
C000236135 | BBB
Holdings [Line Items]
Percent of Total Investments	13.90%
C000236135 | BB
Holdings [Line Items]
Percent of Total Investments	3.83%
C000236135 | B
Holdings [Line Items]
Percent of Total Investments	0.18%
C000236135 | Unrated
Holdings [Line Items]
Percent of Total Investments	2.15%
C000236135 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	16.00%
C000236135 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	31.00%
C000236135 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	18.00%
C000236135 | Other
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236135 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	32.00%
C000236135 | Investment Company
Holdings [Line Items]
Percent of Total Investments	2.00%
C000069457 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.89%
C000069457 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	5.39%
C000069457 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	5.94%
C000069457 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	4.85%
C000069457 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	2.96%
C000069457 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	1.68%
C000069457 | BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Total Investments	1.44%
C000069457 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.65%
C000069457 | BX Trust
Holdings [Line Items]
Percent of Total Investments	2.06%
C000069457 | Beechwood Park CLO Ltd.
Holdings [Line Items]
Percent of Total Investments	1.33%
C000069457 | AAA
Holdings [Line Items]
Percent of Total Investments	15.75%
C000069457 | AA
Holdings [Line Items]
Percent of Total Investments	9.49%
C000069457 | A
Holdings [Line Items]
Percent of Total Investments	8.27%
C000069457 | BBB
Holdings [Line Items]
Percent of Total Investments	25.14%
C000069457 | BB
Holdings [Line Items]
Percent of Total Investments	19.40%
C000069457 | B
Holdings [Line Items]
Percent of Total Investments	10.75%
C000069457 | Below B
Holdings [Line Items]
Percent of Total Investments	2.07%
C000069457 | Unrated
Holdings [Line Items]
Percent of Total Investments	9.08%
C000069457 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000069457 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	24.00%
C000069457 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	15.00%
C000069457 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	15.00%
C000069457 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000069457 | Other
Holdings [Line Items]
Percent of Total Investments	6.00%
C000172680 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.89%
C000172680 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	5.39%
C000172680 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	5.94%
C000172680 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	4.85%
C000172680 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	2.96%
C000172680 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	1.68%
C000172680 | BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Total Investments	1.44%
C000172680 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.65%
C000172680 | BX Trust
Holdings [Line Items]
Percent of Total Investments	2.06%
C000172680 | Beechwood Park CLO Ltd.
Holdings [Line Items]
Percent of Total Investments	1.33%
C000172680 | AAA
Holdings [Line Items]
Percent of Total Investments	15.75%
C000172680 | AA
Holdings [Line Items]
Percent of Total Investments	9.49%
C000172680 | A
Holdings [Line Items]
Percent of Total Investments	8.27%
C000172680 | BBB
Holdings [Line Items]
Percent of Total Investments	25.14%
C000172680 | BB
Holdings [Line Items]
Percent of Total Investments	19.40%
C000172680 | B
Holdings [Line Items]
Percent of Total Investments	10.75%
C000172680 | Below B
Holdings [Line Items]
Percent of Total Investments	2.07%
C000172680 | Unrated
Holdings [Line Items]
Percent of Total Investments	9.08%
C000172680 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000172680 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	24.00%
C000172680 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	15.00%
C000172680 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	15.00%
C000172680 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000172680 | Other
Holdings [Line Items]
Percent of Total Investments	6.00%
C000077412 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.89%
C000077412 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	5.39%
C000077412 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	5.94%
C000077412 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	4.85%
C000077412 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	2.96%
C000077412 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	1.68%
C000077412 | BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Total Investments	1.44%
C000077412 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.65%
C000077412 | BX Trust
Holdings [Line Items]
Percent of Total Investments	2.06%
C000077412 | Beechwood Park CLO Ltd.
Holdings [Line Items]
Percent of Total Investments	1.33%
C000077412 | AAA
Holdings [Line Items]
Percent of Total Investments	15.75%
C000077412 | AA
Holdings [Line Items]
Percent of Total Investments	9.49%
C000077412 | A
Holdings [Line Items]
Percent of Total Investments	8.27%
C000077412 | BBB
Holdings [Line Items]
Percent of Total Investments	25.14%
C000077412 | BB
Holdings [Line Items]
Percent of Total Investments	19.40%
C000077412 | B
Holdings [Line Items]
Percent of Total Investments	10.75%
C000077412 | Below B
Holdings [Line Items]
Percent of Total Investments	2.07%
C000077412 | Unrated
Holdings [Line Items]
Percent of Total Investments	9.08%
C000077412 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000077412 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	24.00%
C000077412 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	15.00%
C000077412 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	15.00%
C000077412 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000077412 | Other
Holdings [Line Items]
Percent of Total Investments	6.00%
C000065580 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.89%
C000065580 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	5.39%
C000065580 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	5.94%
C000065580 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	4.85%
C000065580 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	2.96%
C000065580 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	1.68%
C000065580 | BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Total Investments	1.44%
C000065580 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.65%
C000065580 | BX Trust
Holdings [Line Items]
Percent of Total Investments	2.06%
C000065580 | Beechwood Park CLO Ltd.
Holdings [Line Items]
Percent of Total Investments	1.33%
C000065580 | AAA
Holdings [Line Items]
Percent of Total Investments	15.75%
C000065580 | AA
Holdings [Line Items]
Percent of Total Investments	9.49%
C000065580 | A
Holdings [Line Items]
Percent of Total Investments	8.27%
C000065580 | BBB
Holdings [Line Items]
Percent of Total Investments	25.14%
C000065580 | BB
Holdings [Line Items]
Percent of Total Investments	19.40%
C000065580 | B
Holdings [Line Items]
Percent of Total Investments	10.75%
C000065580 | Below B
Holdings [Line Items]
Percent of Total Investments	2.07%
C000065580 | Unrated
Holdings [Line Items]
Percent of Total Investments	9.08%
C000065580 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000065580 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	24.00%
C000065580 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	15.00%
C000065580 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	15.00%
C000065580 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000065580 | Other
Holdings [Line Items]
Percent of Total Investments	6.00%
C000248246 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.80%
C000248246 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.16%
C000248246 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.14%
C000248246 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	7.55%
C000248246 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	4.07%
C000248246 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	1.64%
C000248246 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.40%
C000248246 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.15%
C000248246 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000248246 | FN MA4761 30YR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248246 | AAA
Holdings [Line Items]
Percent of Total Investments	13.52%
C000248246 | AA
Holdings [Line Items]
Percent of Total Investments	33.85%
C000248246 | A
Holdings [Line Items]
Percent of Total Investments	7.14%
C000248246 | BBB
Holdings [Line Items]
Percent of Total Investments	24.72%
C000248246 | BB
Holdings [Line Items]
Percent of Total Investments	12.15%
C000248246 | B
Holdings [Line Items]
Percent of Total Investments	2.99%
C000248246 | Below B
Holdings [Line Items]
Percent of Total Investments	0.54%
C000248246 | Unrated
Holdings [Line Items]
Percent of Total Investments	4.39%
C000248246 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000248246 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000248246 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000248246 | Other
Holdings [Line Items]
Percent of Total Investments	10.00%
C000248246 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	13.00%
C000248246 | Investment Company
Holdings [Line Items]
Percent of Total Investments	7.00%
C000140807 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.80%
C000140807 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.16%
C000140807 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.14%
C000140807 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	7.55%
C000140807 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	4.07%
C000140807 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	1.64%
C000140807 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.40%
C000140807 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.15%
C000140807 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000140807 | FN MA4761 30YR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000140807 | AAA
Holdings [Line Items]
Percent of Total Investments	13.52%
C000140807 | AA
Holdings [Line Items]
Percent of Total Investments	33.85%
C000140807 | A
Holdings [Line Items]
Percent of Total Investments	7.14%
C000140807 | BBB
Holdings [Line Items]
Percent of Total Investments	24.72%
C000140807 | BB
Holdings [Line Items]
Percent of Total Investments	12.15%
C000140807 | B
Holdings [Line Items]
Percent of Total Investments	2.99%
C000140807 | Below B
Holdings [Line Items]
Percent of Total Investments	0.54%
C000140807 | Unrated
Holdings [Line Items]
Percent of Total Investments	4.39%
C000140807 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000140807 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000140807 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000140807 | Other
Holdings [Line Items]
Percent of Total Investments	10.00%
C000140807 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	13.00%
C000140807 | Investment Company
Holdings [Line Items]
Percent of Total Investments	7.00%
C000140808 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.80%
C000140808 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.16%
C000140808 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.14%
C000140808 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	7.55%
C000140808 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	4.07%
C000140808 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	1.64%
C000140808 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.40%
C000140808 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.15%
C000140808 | Fannie Mae Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000140808 | FN MA4761 30YR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000140808 | AAA
Holdings [Line Items]
Percent of Total Investments	13.52%
C000140808 | AA
Holdings [Line Items]
Percent of Total Investments	33.85%
C000140808 | A
Holdings [Line Items]
Percent of Total Investments	7.14%
C000140808 | BBB
Holdings [Line Items]
Percent of Total Investments	24.72%
C000140808 | BB
Holdings [Line Items]
Percent of Total Investments	12.15%
C000140808 | B
Holdings [Line Items]
Percent of Total Investments	2.99%
C000140808 | Below B
Holdings [Line Items]
Percent of Total Investments	0.54%
C000140808 | Unrated
Holdings [Line Items]
Percent of Total Investments	4.39%
C000140808 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000140808 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000140808 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000140808 | Other
Holdings [Line Items]
Percent of Total Investments	10.00%
C000140808 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	13.00%
C000140808 | Investment Company
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032183 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	53.56%
C000032183 | FHLMC Multifamily Structured Pass-Through Certificates
Holdings [Line Items]
Percent of Total Investments	4.97%
C000032183 | FRESB Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	5.15%
C000032183 | Fannie Mae-Aces
Holdings [Line Items]
Percent of Total Investments	2.42%
C000032183 | FN MA4869 30YR
Holdings [Line Items]
Percent of Total Investments	2.30%
C000032183 | FR SD8452 30YR
Holdings [Line Items]
Percent of Total Investments	2.19%
C000032183 | FR SB8206 15YR
Holdings [Line Items]
Percent of Total Investments	1.93%
C000032183 | FN BM7166 ARM
Holdings [Line Items]
Percent of Total Investments	1.82%
C000032183 | FR SD8461 30YR
Holdings [Line Items]
Percent of Total Investments	1.70%
C000032183 | FH 841779 ARM
Holdings [Line Items]
Percent of Total Investments	1.48%
C000032183 | AAA
Holdings [Line Items]
Percent of Total Investments	2.68%
C000032183 | AA
Holdings [Line Items]
Percent of Total Investments	97.30%
C000032183 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	44.00%
C000032183 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	54.00%
C000032183 | Investment Company
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236944 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	3.12%
C000236944 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.07%
C000236944 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	4.47%
C000236944 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	2.22%
C000236944 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	3.22%
C000236944 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	3.49%
C000236944 | FNCL
Holdings [Line Items]
Percent of Total Investments	7.14%
C000236944 | BX Trust
Holdings [Line Items]
Percent of Total Investments	3.27%
C000236944 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.77%
C000236944 | COLT Mortgage Loan Trust
Holdings [Line Items]
Percent of Total Investments	2.12%
C000236944 | AAA
Holdings [Line Items]
Percent of Total Investments	48.52%
C000236944 | AA
Holdings [Line Items]
Percent of Total Investments	18.53%
C000236944 | A
Holdings [Line Items]
Percent of Total Investments	12.49%
C000236944 | BBB
Holdings [Line Items]
Percent of Total Investments	13.38%
C000236944 | BB
Holdings [Line Items]
Percent of Total Investments	1.64%
C000236944 | B
Holdings [Line Items]
Percent of Total Investments	0.16%
C000236944 | Unrated
Holdings [Line Items]
Percent of Total Investments	5.28%
C000236944 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	61.00%
C000236944 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	36.00%
C000236944 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236945 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	3.12%
C000236945 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.07%
C000236945 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	4.47%
C000236945 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	2.22%
C000236945 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	3.22%
C000236945 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	3.49%
C000236945 | FNCL
Holdings [Line Items]
Percent of Total Investments	7.14%
C000236945 | BX Trust
Holdings [Line Items]
Percent of Total Investments	3.27%
C000236945 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.77%
C000236945 | COLT Mortgage Loan Trust
Holdings [Line Items]
Percent of Total Investments	2.12%
C000236945 | AAA
Holdings [Line Items]
Percent of Total Investments	48.52%
C000236945 | AA
Holdings [Line Items]
Percent of Total Investments	18.53%
C000236945 | A
Holdings [Line Items]
Percent of Total Investments	12.49%
C000236945 | BBB
Holdings [Line Items]
Percent of Total Investments	13.38%
C000236945 | BB
Holdings [Line Items]
Percent of Total Investments	1.64%
C000236945 | B
Holdings [Line Items]
Percent of Total Investments	0.16%
C000236945 | Unrated
Holdings [Line Items]
Percent of Total Investments	5.28%
C000236945 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	61.00%
C000236945 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	36.00%
C000236945 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%